(23) EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfEquityLineItems [Line Items]
Number of common shares	1,017,914,746	1,017,914,746
Percentage of interest	100.00%	100.00%
State Grid Brazil Power Participações S.A. [Member]
DisclosureOfEquityLineItems [Line Items]
Number of common shares	730,435,698	730,435,698
Percentage of interest	71.76%	71.76%
ESC Energia S.A. [Member]
DisclosureOfEquityLineItems [Line Items]
Number of common shares	234,086,204	234,086,204
Percentage of interest	23.00%	23.00%
Executive Officers [Member]
DisclosureOfEquityLineItems [Line Items]
Number of common shares	189	189
Percentage of interest	0.00%	0.00%
Other shareholders [Member]
DisclosureOfEquityLineItems [Line Items]
Number of common shares	53,365,220	53,365,220
Percentage of interest	5.25%	5.25%